Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Asanko Gold Inc.
Entity Central Index Key	0001377757
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	225,098,810
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY